Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, non-trade	$ 109,114	$ 83,046
Accounts receivable, related party balance	16,371	9,101
Accumulated depreciation on vessels and equipment	2,135,780	1,976,257
Accumulated amortization on Vessels under capital leases	152,020	133,228
Range of interest	0.25%	0.31%
Amounts due to joint venture partners	$ 13,282	$ 13,282
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	725,000,000	725,000,000
Common Stock, share issued	71,528,599	70,203,388
Common Stock, share outstanding	70,729,399	69,704,188
Minimum [Member]
Range of interest	0.00%	0.00%
Maximum [Member]
Range of interest	8.00%	8.00%